Employee Benefit Plans - Schedule of fair values of defined benefit plan's assets (Detail) - Defined Benefit Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	$ 438.6	$ 416.4	$ 410.1
Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	35.3	32.7
Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	14.8	19.0
US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	88.1	88.9
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	18.3	25.5
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	144.4	66.7
Foreign Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	57.5	86.0
Foreign Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	41.8	33.3
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	1.6	30.3
Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	36.8	34.0
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	36.8	34.0
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	36.8	34.0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	401.8	382.4
Fair Value, Inputs, Level 2 [Member] | Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	35.3	32.7
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	14.8	19.0
Fair Value, Inputs, Level 2 [Member] | US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	88.1	88.9
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	18.3	25.5
Fair Value, Inputs, Level 2 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	144.4	66.7
Fair Value, Inputs, Level 2 [Member] | Foreign Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	57.5	86.0
Fair Value, Inputs, Level 2 [Member] | Foreign Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	41.8	33.3
Fair Value, Inputs, Level 2 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets	$ 1.6	$ 30.3